Taxation - Current and deferred portion of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 1,545		¥ 5,027	¥ 2,281
Deferred income tax expense	977	$ 142	1,845	46,915
Income tax expense	¥ 2,522	$ 366	¥ 6,872	¥ 49,196